UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22143

WALTHAUSEN FUNDS
(Exact name of registrant as specified in charter)

     2691 Route 9, Suite 102, Malta, NY 12020
(Address of principal executive offices) (Zip code)

Gerard S. E. Heffernan Walthausen Funds 2691 Route 9, Suite 102, Malta, NY 12020 (Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 348-7217

Date of fiscal year end: January 31

Date of reporting period: July 31, 2022

Item 1. Reports to Stockholders.

WALTHAUSEN SMALL CAP VALUE FUND

INSTITUTIONAL CLASS TICKER WFICX

INVESTOR CLASS TICKER WSCVX

For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT

July 31, 2022

WALTHAUSEN SMALL CAP VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

7/31/2022 Investor Class NAV $17.38
7/31/2022 Institutional Class NAV $17.38

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIODS ENDED JULY 31, 2022

	1 Year(A)	3 Years(A)	5 Years(A)	10 Years(A)
Walthausen Small Cap Value Fund- Investor Class	-1.24%	9.33%	5.42%	9.69%
Russell 2000® Value Index(B)	-4.77%	9.44%	6.71%	10.18%

			Since
	1 Year(A)	3 Years(A)	Inception(A)
Walthausen Small Cap Value Fund - Institutional Class	-1.11%	9.56%	11.99%
Russell 2000® Value Index(B)	-4.77%	9.44%	11.80%

Annual Fund Operating Expense Ratios (from 6/1/2022 Prospectus):

Institutional Class - Gross 1.38%, Net 0.98% Investor Class - Gross 1.38%, Net 1.21%

The Advisor reimbursed and/or waived certain expenses of the Fund’s Institutional and Investor Classes. Absent that arrangement, the performance of the Classes would have been lower.

Each Class’s expense ratios for the six month period ended July 31, 2022, can be found in the financial highlights included in this report. Prior to June 1, 2021, both share classes had a 2.00% redemption fee on shares redeemed within 90 days of purchase or less.

The Annual Fund Operating Expense Ratios reported above may not correlate to the expense ratios in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds; and (b) the impact of breakpoints in expenses charged and the application of waivers as described in Note 4.

(A)1 Year, 3 Years, 5 Years, 10 Years and Since Inception returns include changes in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Walthausen Small Cap Value Fund Investor Class was February 1, 2008. Institutional Class commenced operations on December 31, 2018.

(B)The Russell 2000® Value Index (whose composition is different from that of the Fund) is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks. Investors cannot directly invest in an index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-925-8428. THE FUND’S DISTRIBUTOR IS FORESIDE FUND SERVICES, LLC.

2022 Semi-Annual Report 1

WALTHAUSEN SMALL CAP VALUE FUND (Unaudited)

     WALTHAUSEN SMALL CAP VALUE FUND
by Sectors as of July 31, 2022
(as a percentage of Total Common Stocks and
Real Estate Investment Trusts)

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS
(Unaudited)

The Fund publicly files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.

PROXY VOTING GUIDELINES (Unaudited)

Walthausen & Co., LLC, the Fund’s investment advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.walthausenfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Form N-PX provides information regarding how the Fund voted proxies with regards to portfolio securities held during the most recent 12-month period ended June 30th and is available without charge, upon request, by calling 1-888-925-8428. This information is also available on the SEC’s website at http://www.sec.gov.

2022 Semi-Annual Report 2

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs such as IRA maintenance fees, and (2) ongoing costs, including management fees, service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in the Fund on February 1, 2022, and held through July 31, 2022.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. Additionally, although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Ultimus Fund Solutions, LLC, the Fund’s transfer agent. You will be charged an annual maintenance fee of $15 for each tax deferred account you have with the Fund (“IRA maintenance fees”). To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes management fees, service fees and other Fund expenses. However, the example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as IRA maintenance fees described above or expenses of underlying funds. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Investor Class

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2022
	February 1, 2022	July 31, 2022	to July 31, 2022

Actual	$1,000.00	$953.37	$5.86

Hypothetical	$1,000.00	$1,018.79	$6.06
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2022 Semi-Annual Report 3

Institutional Class

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2022
	February 1, 2022	July 31, 2022	to July 31, 2022

Actual	$1,000.00	$953.90	$4.75

Hypothetical	$1,000.00	$1,019.93	$4.91
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2022 Semi-Annual Report 4

Walthausen Small Cap Value Fund

		Schedule of Investments
		July 31, 2022 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS
Crude Petroleum & Natural Gas
71,090	Earthstone Energy, Inc. Class A *	$1,008,767
17,625	Gulfport Energy Corporation *	1,622,205
		2,630,972	3.51%
Electric Lighting & Wiring Equipment
23,370	AZZ Inc.	994,160
87,375	LSI Industries Inc.	528,619
		1,522,779	2.03%
Electrical Industrial Apparatus
80,355	Thermon Group Holdings, Inc. *	1,251,127	1.67%
Electrical Work
15,370	Comfort Systems USA, Inc.	1,623,994	2.17%
Electronic Components & Accessories
42,620	Vishay Precision Group, Inc. *	1,328,892	1.77%
Electronic Connectors
32,605	Methode Electronics, Inc.	1,344,630	1.80%
Farm Machinery & Equipment
8,650	Alamo Group Inc.	1,119,396	1.49%
Federal & Federally-Sponsored Credit Agencies
10,440	Federal Agricultural Mortgage Corporation - Class C	1,151,428	1.54%
Heavy Construction Other Than Building Construction - Contractors
80,721	Great Lakes Dredge & Dock Corporation *	1,043,723	1.39%
Household Audio & Video Equipment
40,895	Knowles Corporation *	807,676	1.08%
Instruments for Measuring & Testing of Electricity & Electric Signals
35,760	Allied Motion Technologies Inc.	963,374
42,835	Cohu, Inc. *	1,224,224
		2,187,598	2.92%
Metal Forgings & Stampings
16,915	Materion Corporation	1,386,015
35,370	TriMas Corporation	1,046,952
		2,432,967	3.25%
Miscellaneous Chemical Products
69,450	Orion Engineered Carbons S.A. (Luxembourg)	1,200,791	1.60%
Mobile Homes
21,440	Skyline Champion Corporation *	1,357,152	1.81%
Motor Vehicles & Passenger Car Bodies
41,260	The Shyft Group, Inc. *	1,070,284	1.43%
Motor Vehicles Parts & Accessories
111,965	Holley Inc. *	894,600	1.19%
National Commercial Banks
31,116	Camden National Corporation	1,422,001
19,328	City Holding Company	1,677,477
38,880	NBT Bancorp Inc.	1,576,195
		4,675,673	6.24%
Oil & Gas Field Services, NEC
97,780	Oceaneering International, Inc. *	1,038,424
129,140	ProPetro Holding Corp. *	1,358,553
		2,396,977	3.20%
Plastic Materials, Synth Resins & Nonvulcan Elastomers
30,902	AdvanSix Inc. *	1,214,140	1.62%
Printed Circuit Boards
22,540	Kimball Electronics, Inc. *	495,880	0.66%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 5

Walthausen Small Cap Value Fund

		Schedule of Investments
		July 31, 2022 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS
Pulp Mills
92,876	Mercer International Inc. (Canada)	$1,482,301	1.98%
Refrigeration & Service Industry Machinery
17,040	Tennant Company	1,142,191	1.52%
Retail - Jewelry Stores
9,075	Signet Jewelers Limited (Bermuda)	553,212	0.74%
Retail - Retail Stores, NEC
63,275	Titan Machinery Inc. *	1,779,926	2.38%
Rolling Drawing & Extruding of Nonferrous Metals
10,260	Encore Wire Corporation	1,420,702	1.90%
Sanitary Services
69,386	Heritage-Crystal Clean, Inc. *	2,328,594	3.11%
Savings Institution, Federally Chartered
65,625	OceanFirst Financial Corp.	1,349,250	1.80%
Semiconductors & Related Devices
14,630	Kulicke and Soffa Industries, Inc. (Singapore)	703,996
14,490	OSI Systems, Inc. *	1,400,748
		2,104,744	2.81%
Services - Amusement & Recreation Services
152,370	Bowlero Corp. - Class A *	1,743,113	2.33%
Services - Automotive Repair, Services & Parking
29,580	Monro, Inc.	1,483,437	1.98%
Services - Engineering Services
28,255	VSE Corporation	1,185,297	1.58%
Services - Home Health Care Services
10,930	Addus HomeCare Corporation *	1,014,413	1.35%
Services - Management Consulting Services
66,782	The Hackett Group, Inc.	1,400,419	1.87%
Services - To Dwellings & Other Buildings
24,468	ABM Industries Incorporated	1,097,145	1.46%
Special Industry Machinery, NEC
20,870	Axcelis Technologies, Inc. *	1,467,787	1.96%
State Commercial Banks
35,670	First Bancorp	1,351,180
31,490	First Financial Corporation	1,471,213
20,500	Heartland Financial USA, Inc.	920,450
70,680	Horizon Bancorp, Inc.	1,347,868
12,935	Lakeland Financial Corporation	1,006,343
43,335	Seacoast Banking Corporation of Florida	1,550,526
32,030	TriCo Bancshares	1,531,034
8,370	Triumph Bancorp, Inc. *	608,080
27,375	Washington Trust Bancorp, Inc.	1,502,340
		11,289,034	15.07%
Steel Works, Blast Furnaces Rolling Mills (Coke Ovens)
45,090	Commercial Metals Company	1,786,466	2.38%
Surety Insurance
30,027	NMI Holdings, Inc. - Class A *	568,711	0.76%
Surgical & Medical Instruments & Apparatus
17,930	Haemonetics Corporation *	1,245,956
23,575	NuVasive, Inc. *	1,238,159
		2,484,115	3.32%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 6

Walthausen Small Cap Value Fund

		Schedule of Investments
		July 31, 2022 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS
Title Insurance
7,300	Stewart Information Services Corporation	$398,945	0.53%
Total for Common Stocks (Cost $54,883,005)		69,830,481	93.20%
REAL ESTATE INVESTMENT TRUSTS
25,980	EPR Properties	1,397,984
61,977	Global Medical REIT Inc.	754,880
67,965	UMH Properties, Inc.	1,448,334
Total for Real Estate Investment Trusts (Cost $2,252,903)		3,601,198	4.81%
MONEY MARKET FUNDS
1,543,284	Fidelity Investments Money Market Government Portfolio -
	Class I 1.64% **	$1,543,284	2.06%
	(Cost $1,543,284)
Total Investment Securities		74,974,963	100.07%
	(Cost $58,679,192)
Liabilities in Excess of Other Assets		(52,348)	-0.07%
Net Assets		$74,922,615	100.00%

** The rate shown represents the 7-day yield at July 31, 2022. The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 7

Walthausen Small Cap Value Fund

Statement of Assets and Liabilities (Unaudited)
July 31, 2022
Assets:
Investment Securities at Fair Value	$74,974,963
(Cost $58,679,192)
Receivable for Dividends	26,668
Receivable for Shareholder Subscriptions	3,801
Total Assets	75,005,432
Liabilities:
Payable for Shareholder Redemptions	15,019
Payable to Advisor for Management Fees (Note 4)	59,595
Payable to Advisor for Service Fees (Note 4)	8,203
Total Liabilities	82,817
Net Assets	$74,922,615
Net Assets Consist of:
Paid In Capital	$45,315,274
Total Distributable Earnings	29,607,341
Net Assets	$74,922,615

Investor Class
Net Assets	$50,407,460
Shares Outstanding
(Unlimited shares authorized)	2,900,463
Net Asset Value, Offering Price and Redemption Price Per Share	$17.38

Institutional Class
Net Assets	$24,515,155
Shares Outstanding
(Unlimited shares authorized)	1,410,306
Net Asset Value, Offering Price and Redemption Price Per Share	$17.38

Statement of Operations (Unaudited)
For the six month period ended July 31, 2022

Investment Income:
Dividends (Net of foreign withholding tax of $428)	$616,298
Total Investment Income	616,298
Expenses:
Management Fees (Note 4)	424,668
Service Fees (Note 4)	190,537
Total Expenses	615,205
Less: Waived Management and Service Fees (Note 4)	(136,810)
Net Expenses	478,395
Net Investment Income (Loss)	137,903
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	5,134,733
Net Change In Unrealized Appreciation (Depreciation) on Investments	(10,414,026)
Net Realized and Unrealized Gain (Loss) on Investments	(5,279,293)
Net Increase (Decrease) in Net Assets from Operations	$(5,141,390)

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 8

Walthausen Small Cap Value Fund

Statements of Changes in Net Assets	(Unaudited)
	2/1/2022		2/1/2021
	to		to
	7/31/2022		1/31/2022
From Operations:
Net Investment Income (Loss)	$137,903		$152,261
Net Realized Gain (Loss) on Investments	5,134,733		57,932,242
Net Change in Unrealized Appreciation (Depreciation) on Investments	(10,414,026)		(18,301,675)
Increase (Decrease) in Net Assets from Operations	(5,141,390)		39,782,828
From Distributions to Shareholders:
Investor Class	-		(21,103,053)
Institutional Class	-		(13,785,955)
Change in Net Assets from Distributions	-		(34,889,008)
From Capital Share Transactions:
Proceeds From Sale of Shares
Investor Class	290,289	(a)	8,892,366
Institutional Class	1,018,329		19,153,536	(b)
Proceeds From Redemption Fees (Note 2) (e)
Investor Class	-		622
Institutional Class	-		8,825
Shares Issued on Reinvestment of Dividends
Investor Class	-		20,716,589
Institutional Class	-		13,719,057
Cost of Shares Redeemed
Investor Class	(10,732,551)		(33,422,442)	(b)
Institutional Class	(10,524,855	) (a)	(102,596,647)
Net Increase (Decrease) from Shareholder Activity	(19,948,788)		(73,528,094)
Net Increase (Decrease) in Net Assets	(25,090,178)		(68,634,274)
Net Assets at Beginning of Period	100,012,793		168,647,067
Net Assets at End of Period	$74,922,615		$100,012,793

Share Transactions:
Issued
Investor Class	16,903	(c)	374,706
Institutional Class	57,736		786,617	(d)
Reinvested
Investor Class	-		1,094,379
Institutional Class	-		725,109
Redeemed
Investor Class	(626,939)		(1,462,219)	(d)
Institutional Class	(623,977	) (c)	(4,253,373)
Net Increase (Decrease) in Shares	(1,176,277)		(2,734,781)

(a) Includes $2,504 of exchanges from Institutional Class to Investor Class.
(b) Includes $407,992 of exchanges from Investor Class to Institutional Class.
(c) Includes the exchange of 149 shares from the Institutional Class to 149 shares of Investor Class.
(d) Includes the exchange of 16,909 shares from Investor Class to 16,867 shares of Institutional Class.
(e) Prior to June 1, 2021, shares were subject to a redemption fee of 2% if redeemed after holding them for
90 days or less.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 9

Walthausen Small Cap Value Fund

Financial Highlights - Investor Class	(Unaudited)
Selected data for a share outstanding throughout the period:	2/1/2022		2/1/2021		2/1/2020		2/1/2019		2/1/2018		2/1/2017
	to		to		to		to		to		to
	7/31/2022		1/31/2022		1/31/2021		1/31/2020		1/31/2019		1/31/2018
Net Asset Value -
Beginning of Period	$18.23		$20.49		$18.80		$18.71		$23.87		$22.12
Net Investment Income (Loss) (a)	0.02		(0.00)	+	0.05		0.07		(0.02)		(0.07)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	(0.87)		5.12		1.83		0.43		(2.74)		2.99
Total from Investment Operations	(0.85)		5.12		1.88		0.50		(2.76)		2.92
Distributions (From Net Investment Income)	-		-	+	(0.19)		(0.02)		-		-
Distributions (From Capital Gains)	-		(7.38)		-		(0.39)		(2.40)		(1.17)
Total Distributions	-		(7.38)		(0.19)		(0.41)		(2.40)		(1.17)
Proceeds from Redemption Fee (Note 2)(e)	-		-	+	-	+	-	+	-	+	-	+
Net Asset Value -
End of Period	$17.38		$18.23		$20.49		$18.80		$18.71		$23.87
Total Return (c)	(4.66)%	*	23.66%		10.04%		2.55%		(10.27)%		13.22%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$50,407		$64,007		$71,784		$177,627		$422,206		$621,122
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.45%	**	1.38%		1.35%		1.30%		1.27%		1.26%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.01%	**	-0.17%		0.16%		0.27%		-0.09%		-0.32%
After Reimbursement (d)
Ratio of Expenses to Average Net Assets	1.21%	**	1.21%		1.21%		1.21%		1.27%		1.26%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.25%	**	-0.00%	+	0.30%		0.36%		-0.09%		-0.32%
Portfolio Turnover Rate	18.09%	*	71.40%		65.91%		56.71%		45.51%		45.20%

* Not Annualized.
** Annualized.
+ Amount less than $0.005 per share.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d) Effective December 31, 2018, the Advisor has agreed to waive a portion of its service fees and manage-
ment fees (See Note 4).
(e) Prior to June 1, 2021, shares were subject to a redemption fee of 2% if redeemed after holding them for 90 days or less.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 10

Walthausen Small Cap Value Fund

Financial Highlights - Institutional Class	(Unaudited)
Selected data for a share outstanding throughout the period:	2/1/2022		2/1/2021		2/1/2020		2/1/2019		12/31/2018*
	to		to		to		to		to
	7/31/2022		1/31/2022		1/31/2021		1/31/2020		1/31/2019
Net Asset Value -
Beginning of Period	$18.22		$20.53		$18.83		$18.70		$16.71
Net Investment Income (Loss) (a)	0.04		0.05		0.09		0.11		-	+
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	(0.88)		5.14		1.84		0.43		1.99
Total from Investment Operations	(0.84)		5.19		1.93		0.54		1.99
Distributions (From Net Investment Income)	-		(0.12)		(0.23)		(0.02)		-
Distributions (From Capital Gains)	-		(7.38)		-		(0.39)		-
Total Distributions	-		(7.50)		(0.23)		(0.41)		-
Proceeds from Redemption Fee (Note 2) (e)	-		-	+	-	+	-	+	-
Net Asset Value -
End of Period	$17.38		$18.22		$20.53		$18.83		$18.70
Total Return (c)	(4.61)%	**	23.92%		10.33%		2.80%		11.91%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$24,515		$36,005		$96,863		$132,207		$7,741
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.45%	***	1.38%		1.35%		1.30%		1.37%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	0.00%	***	-0.20%		0.15%		0.23%		-0.23%	***
After Reimbursement (d)
Ratio of Expenses to Average Net Assets	0.98%	***	0.98%		0.98%		0.98%		0.98%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	0.47%	***	0.20%		0.52%		0.55%		0.16%	***
Portfolio Turnover Rate	18.09%	**	71.40%		65.91%		56.71%		45.51%	**

* Commencement of Class.
** Not Annualized.
*** Annualized.
+ Amount less than $0.005 per share.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d) Effective December 31, 2018, the Advisor has agreed to waive a portion of its service fees and manage-
ment fees (See Note 4).
(e) Prior to June 1, 2021, shares were subject to a redemption fee of 2% if redeemed after holding them for
90 days or less.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 11

NOTES TO FINANCIAL STATEMENTS
WALTHAUSEN SMALL CAP VALUE FUND
July 31, 2022
(UNAUDITED)

1.) ORGANIZATION
Walthausen Small Cap Value Fund (the “Fund”) was organized as a diversified series of the Walthausen Funds (the “Trust”) on January 14, 2008. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized in Ohio as a business trust on October 10, 2007, and may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Fund currently offers Investor Class shares and Institutional Class shares. The Fund’s Investor Class shares commenced operations on February 1, 2008, and Institutional Class shares commenced operations on December 31, 2018. As of July 31, 2022, there are two series authorized by the Trust. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The classes differ principally in their respective distribution expenses and arrangements. The Fund’s investment objective is to seek long-term capital appreciation. The investment advisor to the Fund is Walthausen & Co., LLC.

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code (the "Code") that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Code. This Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended July 31, 2022, the Fund did not incur any interest or penalties.

SHARE VALUATION
The net asset value (“NAV”) per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the NAV per share. Shares purchased prior to June 1, 2021, were subject to a redemption fee of 2% if redeemed after holding them for 90 days or less.

2022 Semi-Annual Report 12

Notes to Financial Statements (Unaudited) - continued

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deductions. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or NAV per share of the Fund.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on the trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may hold investments in master limited partnerships (“MLPs”). It is common for distributions from MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividends to be designated as return of capital. Annually, income or loss from MLPs is reclassified upon receipt of the MLPs tax reporting document. For financial reporting purposes, management does not estimate the tax character of MLP distributions for which actual information has not been reported.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

2022 Semi-Annual Report 13

Notes to Financial Statements (Unaudited) - continued

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Equity securities generally are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Valuation Committee believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid price, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Valuation Committee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued pursuant to the Fair Value Pricing procedures. The Board maintains responsibility for fair value determinations under Rule 2a-5 of the 1940 Act and oversees the Valuation Committee.

Money market funds. Shares of money market funds are valued at the net asset value provided by the funds and are classified as level 1 of the fair value hierarchy.

It is incumbent upon the Valuation Committee to consider all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Valuation Committee would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2022:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$69,830,481	$0	$0	$69,830,481
Real Estate Investment Trusts	3,601,198	0	0	3,601,198
Money Market Funds	1,543,284	0	0	1,543,284
Total	$74,974,963	$0	$0	$74,974,963

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any level 3 assets during the six month period ended July 31, 2022.

The Fund did not invest in any derivative instruments during the six month period ended July 31, 2022.

2022 Semi-Annual Report 14

Notes to Financial Statements (Unaudited) - continued

4.) INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS
The Trust, on behalf of the Fund, has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Board, and, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. For its services, the Advisor receives an investment management fee equal to 1.00% of the average daily net assets of the Fund. During the 2022 fiscal year, there was a change in control at the Advisor, and therefore an “assignment” under the 1940 Act of the Fund’s previous investment advisory agreement which resulted in its automatic termination. A new investment advisory agreement with substantially the same terms as the previous agreement was approved by the Trust’s Board of Trustees at a meeting held on August 27, 2021, and was approved by the Fund’s shareholders on November 10, 2021.

Under the terms of the Services Agreement between the Trust, on behalf of the Fund, and the Advisor (the “Services Agreement”), the Advisor is obligated to pay the operating expenses of the Fund excluding management fees, any 12b-1 fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of acquired funds, extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers. For its services, the Advisor receives service fees equal to an annual rate of 0.45% of the Fund’s average daily net assets up to $100 million, 0.25% of the Fund’s average daily net assets between $100 million and $500 million, and 0.15% of such assets in excess of $500 million.

The Advisor has contractually agreed to waive Services Agreement fees and Management fees to the extent necessary to maintain total annual operating expenses of the Investor Class Shares and Institutional Class Shares, excluding brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses at 1.21% and 0.98% respectively, of its average daily net assets through May 31, 2023. The Advisor may not terminate the fee waiver before May 31, 2023.

For the six month period ended July 31, 2022, the Advisor earned management fees totaling $424,668, of which $59,595 was due to the Advisor at July 31, 2022. For the same period, the Advisor earned service fees of $190,537, of which $8,203 was due to the Advisor at July 31, 2022. Service and management fees in the amounts of $65,890 and $70,920 were waived with no recapture provision for the six month period ended July 31, 2022 for the Investor and Institutional Classes, respectively.

Certain officers and a shareholder of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management and services fees paid to the Advisor by the Fund.

The Trustees who are not interested persons of the Fund were each paid $2,000, for a total of $6,000, in Trustees’ fees plus travel and related expenses for the six month period ended July 31, 2022, for their services to the Fund. The Advisor pays these fees pursuant to the Services Agreement.

5.) PURCHASES AND SALES OF SECURITIES
For the six month period ended July 31, 2022, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $15,357,996 and $36,722,053, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

6.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of July 31, 2022, NFS, LLC located in New York, New York, and Charles Schwab & Co., Inc., each for the benefit of their clients, held, in aggregate, 60.08% and 27.05%, of the shares of the Fund, and therefore each may be deemed to control the Fund.

2022 Semi-Annual Report 15

Notes to Financial Statements (Unaudited) - continued

7.) TAX MATTERS
For federal income tax purposes, the cost of investments owned at July 31, 2022 was $58,679,192. At July 31, 2022, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$18,899,338	($2,603,567)	$16,295,771

The tax character of distributions for Investor Class was as follows:

	Six Months Ended	Fiscal Year Ended
	July 31, 2022	January 31, 2022
Ordinary Income .	$ –	$ 8,914,016
Long-Term Capital Gain	–	12,189,037
	$ –	$ 21,103,053

The tax character of distributions for Institutional Class was as follows:

	Six Months Ended	Fiscal Year Ended
	July 31, 2022	January 31, 2022
Ordinary Income .	$ –	$ 5,948,141
Long-Term Capital Gain	–	7,837,814
	$ –	$ 13,785,955

8.) CONCENTRATION OF SECTOR RISK
If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of July 31, 2022, the Fund had 27.79% and 25.94% of the value of its net assets invested in stocks within the Industrial and Financials sectors, respectively.

9.) COVID-19 RISKS
Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

10.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2022 Semi-Annual Report 16

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2022 Semi-Annual Report 17

Board of Trustees
Edward A. LaVarnway
John P. Mastriani
Hany A. Shawky

Investment Advisor and Administrator
Walthausen & Co., LLC

Legal Counsel
Thompson Hine LLP

Custodian
US Bank, N.A.

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Ultimus Fund Solutions, LLC

Sub-Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.

Distributor
Foreside Fund Services, LLC

This report is provided for the general information of the shareholders of the Walthausen
Small Cap Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

WALTHAUSEN SMALL CAP VALUE FUND
2691 Route 9, Suite 102
Malta, NY 12020

WALTHAUSEN FOCUSED SMALL CAP VALUE FUND

INSTITUTIONAL CLASS TICKER WSVIX

For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT

July 31, 2022

WALTHAUSEN FOCUSED SMALL CAP VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

7/31/2022 Institutional Class NAV $11.54

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIODS ENDED JULY 31, 2022

	1 Year(A)	3 Years(A)	5 Years(A)	10 Years(A)
Walthausen Focused Small Cap Value Fund	-0.52%	9.33%	7.67%	10.52%
Russell 2000® Value Index(B)	-4.77%	9.44%	6.71%	10.18%
Russell 2500® Value Index(C)	-3.38%	9.27%	7.34%	10.60%

Annual Fund Operating Expense Ratios (from 6/1/2022 Prospectus): Gross 1.05%, Net 0.85%

The Advisor reimbursed and/or waived certain expenses of the Fund’s Institutional Class. Absent these arrangements, the performance of the Class would have been lower.

The Fund’s expense ratio for the fiscal year ended July 31, 2022, can be found in the financial highlights included in this report.

The Annual Fund Operating Expense Ratios reported above may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A) 1 Year, 3 Years, 5 Years and 10 Years returns include changes in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Walthausen Focused Small Cap Value Fund was December 27, 2010.

(B) The Russell 2000® Value Index (whose composition is different from that of the Fund) is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks. Investors cannot directly invest in an index.

(C) The Russell 2500® Value Index (whose composition is different from that of the Fund) measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. The Index is constructed to provide a comprehensive and unbiased barometer of the small to mid-cap value market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small to mid-cap opportunity set and that the represented companies continue to reflect value characteristics. Investors cannot directly invest in an index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-925-8428. THE FUND’S DISTRIBUTOR IS FORESIDE FUND SERVICES, LLC.

2022 Semi-Annual Report 1

WALTHAUSEN FOCUSED SMALL CAP VALUE FUND (Unaudited)

WALTHAUSEN FOCUSED SMALL CAP VALUE FUND
by Sectors as of July 31, 2022
(as a percentage of Common Stocks)

Availability of Quarterly Schedule of Investments

The Fund publicly files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.

Proxy Voting Guidelines

Walthausen & Co., LLC, the Fund’s investment advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.walthausenfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Form N-PX provides information regarding how the Fund voted proxies with regards to portfolio securities held during the most recent 12-month period ended June 30th and is available without charge, upon request, by calling 1-888-925-8428. This information is also available on the SEC’s website at http://www.sec.gov.

2022 Semi-Annual Report 2

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs such as IRA maintenance fees, and (2) ongoing costs, including management fees, service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in the Fund on February 1, 2022, and held through July 31, 2022.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. Additionally, although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Ultimus Fund Solutions, LLC, the Fund’s transfer agent. You will be charged an annual maintenance fee of $15 for each tax deferred account you have with the Fund (“IRA maintenance fees”). To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes management fees, service fees and other Fund expenses. However, the example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as IRA maintenance fees described above or expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2022
	February 1, 2022	July 31, 2022	to July 31, 2022

Actual	$1,000.00	$972.20	$4.16

Hypothetical	$1,000.00	$1,020.58	$4.26
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the aver- age account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2022 Semi-Annual Report 3

Walthausen Focused Small Cap Value Fund

		Schedule of Investments
		July 31, 2022 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS
Air-Conditioning & Warm Air Heating Equipment & Communication &
Industrial Refrigeration Equipment
3,810	AAON, Inc.	$229,248	3.08%
Apparel & Other Finished Prods Of Fabrics & Similar Material
4,710	G-III Apparel Group, LTD. *	104,044	1.40%
Arrangement of Transportation of Freight & Cargo
3,130	Hub Group, Inc. - Class A *	239,132	3.22%
Crude Petroleum & Natural Gas
3,110	Chesapeake Energy Corporation	292,869
3,460	Northern Oil and Gas, Inc.	99,752
		392,621	5.28%
Drilling Oil & Gas Wells
5,170	Helmerich & Payne, Inc.	239,371	3.22%
Electrical Work
1,780	EMCOR Group, Inc.	207,139	2.78%
Electronic Components & Accessories
3,060	Mercury Systems, Inc. *	180,570	2.43%
Guided Missiles & Space Vehicles & Parts
5,720	Aerojet Rocketdyne Holdings, Inc. *	249,907	3.36%
Heavy Construction Other than Building Construction - Contractors
5,010	Granite Construction Incorporated	149,799	2.01%
Measuring & Controlling Devices, NEC
2,480	Onto Innovation Inc. *	206,460	2.78%
Metal Mining
8,770	Cleveland-Cliffs Inc. *	155,317	2.09%
Miscellaneous Products of Petroleum & Coal
6,900	Valvoline Inc.	222,318	2.99%
Mobile Homes
890	Cavco Industries, Inc. *	229,433	3.09%
National Commercial Banks
1,850	Pinnacle Financial Partners, Inc.	146,335
4,000	Webster Financial Corporation	185,800
6,580	WesBanco, Inc.	224,509
4,530	WSFS Financial Corporation	216,172
		772,816	10.39%
Natural Gas Transmission & Distribution
1,550	Chesapeake Utilities Corporation	212,551	2.86%
Ordnance & Accessories, (No Vehicles/Guided Missiles)
4,320	Vista Outdoor Inc. *	130,032	1.75%
Rolling Drawing & Extruding of Nonferrous Metals
3,100	Mueller Industries, Inc.	208,723	2.81%
Savings Institution, Federally Chartered
10,390	Eastern Bankshares, Inc.	211,956	2.85%
Services - Auto Rental & Leasing (No Drivers)
3,090	Ryder System, Inc.	242,009	3.25%
Services - Business Services, NEC
22,730	Alight, Inc. - Class A *	171,384
1,488	Concentrix Corporation	199,035
2,700	MAXIMUS, Inc.	180,495
		550,914	7.41%
Services - Equipment Rental & Leasing, NEC
2,690	McGrath RentCorp	226,928	3.05%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 4

Walthausen Focused Small Cap Value Fund

		Schedule of Investments
		July 31, 2022 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS
Services - Home Health Care Services
1,060	LHC Group, Inc. *	$172,844	2.32%
Services - Hospitals
1,930	Encompass Health Corporation	97,697	1.31%
State Commercial Banks
4,580	Hancock Whitney Corporation	223,550
2,830	Independent Bank Corp.	237,154
2,980	Independent Bank Group, Inc.	210,745
		671,449	9.03%
Surgical & Medical Instruments & Apparatus
3,030	Merit Medical Systems, Inc. *	174,164	2.34%
Water Transportation
4,030	Kirby Corporation *	255,663	3.44%
Wholesale - Farm Product Raw Materials
60	Seaboard Corporation	243,638	3.28%
Wholesale - Lumber & Other Construction Materials
4,540	Beacon Roofing Supply, Inc. *	272,491	3.66%
Total for Common Stocks (Cost $5,912,409)		7,249,234	97.48%
MONEY MARKET FUNDS
206,165	Fidelity Investments Money Market Government Portfolio -
	Class I 1.64% **	206,165	2.77%
	(Cost $206,165)
Total Investment Securities		7,455,399	100.25%
	(Cost $6,118,574)
Liabilities in Excess of Other Assets		(18,510)	-0.25%
Net Assets		$7,436,889	100.00%

* Non-Income Producing Securities. ** The rate shown represents the 7-day yield at July 31, 2022. The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 5

Walthausen Focused Small Cap Value Fund

Statement of Assets and Liabilities (Unaudited)
July 31, 2022
Assets:
Investment Securities at Fair Value	$7,455,399
(Cost $6,118,574)
Receivable for Dividends	637
Receivable for Securities Sold	31,906
Receivable for Shareholder Subscriptions	1,566
Total Assets	7,489,508
Liabilities:
Payable for Securities Purchased	47,546
Payable to Advisor for Management Fees (Note 4)	5,073
Total Liabilities	52,619
Net Assets	$7,436,889
Net Assets Consist of:
Paid In Capital	$5,086,368
Total Distributable Earnings	2,350,521
Net Assets	$7,436,889

Institutional Class
Net Assets	$7,436,889
Shares Outstanding
(Unlimited shares authorized)	644,720
Net Asset Value, Offering Price and Redemption Price Per Share	$11.54

Statement of Operations (Unaudited)
For the six month period ended July 31, 2022

Investment Income:
Dividends (Net of foreign withholding tax of $0)	$66,477
Total Investment Income	66,477
Expenses:
Management Fees (Note 4)	33,767
Service Fees (Note 4)	7,945
Total Expenses	41,712
Less: Waived Service Fees (Note 4)	(7,945)
Net Expenses	33,767
Net Investment Income (Loss)	32,710
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	559,962
Net Change In Unrealized Appreciation (Depreciation) on Investments	(762,138)
Net Realized and Unrealized Gain (Loss) on Investments	(202,176)
Net Increase (Decrease) in Net Assets from Operations	$(169,466)

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 6

Walthausen Focused Small Cap Value Fund

Statements of Changes in Net Assets	(Unaudited)
	2/1/2022	2/1/2021
	to	to
	7/31/2022	1/31/2022
From Operations:
Net Investment Income (Loss)	$32,710	$93,107
Net Realized Gain (Loss) on Investments	559,962	2,769,313
Net Change in Unrealized Appreciation (Depreciation) on Investments	(762,138)	(283,222)
Increase (Decrease) in Net Assets from Operations	(169,466)	2,579,198
From Distributions to Shareholders:
Institutional Class	-	(1,850,612)
Change in Net Assets from Distributions	-	(1,850,612)
From Capital Share Transactions:
Proceeds From Sale of Shares
Institutional Class	150,250	1,952,661
Shares Issued on Reinvestment of Dividends
Institutional Class	-	1,837,488
Cost of Shares Redeemed
Institutional Class	(1,478,417)	(6,959,452)
Net Increase (Decrease) from Shareholder Activity	(1,328,167)	(3,169,303)
Net Increase (Decrease) in Net Assets	(1,497,633)	(2,440,717)
Net Assets at Beginning of Period	8,934,522	11,375,239
Net Assets at End of Period	$7,436,889	$8,934,522

Share Transactions:
Issued
Institutional Class	12,837	138,245
Reinvested
Institutional Class	-	151,858
Redeemed
Institutional Class	(120,500)	(504,427)
Net Increase (Decrease) in Shares	(107,663)	(214,324)

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 7

Walthausen Focused Small Cap Value Fund

Financial Highlights - Institutional Class
	(Unaudited)
Selected data for a share outstanding	2/1/2022		2/1/2021	2/1/2020		2/1/2019	2/1/2018		2/1/2017
throughout the period:	to		to	to		to	to		to
	7/31/2022		1/31/2022	1/31/2021		1/31/2020	1/31/2019		1/31/2018
Net Asset Value -
Beginning of Period	$11.87		$11.77	$11.77		$10.97	$19.22		$16.26
Net Investment Income (Loss) (a)	0.05		0.10	0.11		0.10	0.04		0.10
Net Gain (Loss) on Investments (Realized
and Unrealized) (b)	(0.38)		2.58	0.20		1.36	(2.17)		3.02
Total from Investment Operations	(0.33)		2.68	0.31		1.46	(2.13)		3.12
Distributions (From Net Investment Income)	-		(0.13)	(0.06)		(0.22)	-		(0.11)
Distributions (From Capital Gains)	-		(2.45)	(0.25)		(0.44)	(6.12)		(0.05)
Total Distributions	-		(2.58)	(0.31)		(0.66)	(6.12)		(0.16)

Proceeds from Redemption Fee (d)	-		-	-	+	-	-	+	-	+
Net Asset Value -
End of Period	$11.54		$11.87	$11.77		$11.77	$10.97		$19.22
Total Return (c)	(2.78)%	*	22.41%	2.67%		13.19%	(7.07)%		19.23%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$7,437		$8,935	$11,375		$8,534	10,463 $		$68,955
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.05%	**	1.05%	1.25%		1.35%	1.35%		1.35%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.62%	**	0.53%	0.80%		0.62%	-0.03%		0.33%
After Reimbursement
Ratio of Expenses to Average Net Assets	0.85%	**	0.85%	1.01%		1.10%	1.10%		1.10%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.82%	**	0.73%	1.04%		0.87%	0.22%		0.58%
Portfolio Turnover Rate	13.40%	*	59.71%	72.53%		49.95%	39.38%		63.12%

* Not Annualized.
** Annualized.
+ Amount less than $0.005 per share.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d) Prior to October 15, 2020, shares of the Fund were subject to a redemption fee of 2% if redeemed after holding them for 90 days or less.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 8

NOTES TO FINANCIAL STATEMENTS
WALTHAUSEN FOCUSED SMALL CAP VALUE FUND
July 31, 2022
(Unaudited)

1.) ORGANIZATION
Walthausen Focused Small Cap Value Fund (the “Fund”) was organized as a diversified series of the Walthausen Funds (the “Trust”) on December 1, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized in Ohio as a business trust on October 10, 2007, and may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. Prior to October 15, 2020, the Fund was named Walthausen Select Value Fund. As of July 31, 2022, there are two series authorized by the Trust. The Fund currently offers Institutional Class shares. Retail Class shares were offered from December 27, 2010, through May 15, 2020. Retail Class shares of record as of May 15, 2020, were exchanged for Institutional Class shares effective May 15, 2020. R6 Class shares were offered from November 1, 2016, through May 15, 2020. R6 Class shares of record as of May 15, 2020, were exchanged for Institutional Class shares effective May 15, 2020. The Fund may offer Retail Class and R6 Class shares in the future with approval from the Board of Trustees (the “Trustees” or the “Board”) and notification to shareholders. The Institutional Class commenced operations on December 27, 2010. Prior to January 30, 2013, the Institutional Class was named the Investor Class. The Fund’s investment objective is to seek long-term capital appreciation. The investment advisor to the Fund is Walthausen & Co., LLC.

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code (the "Code") that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Code. This Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years. The Fund identifies its major tax jurisdictions as U.S. federal and state tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended July 31, 2022, the Fund did not incur any interest or penalties.

SHARE VALUATION
The net asset value (“NAV”) per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the NAV per share.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. The treatment for finan-

2022 Semi-Annual Report 9

Notes to Financial Statements - continued (Unaudited)

cial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or NAV per share of the Fund.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on the trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

2022 Semi-Annual Report 10

Notes to Financial Statements - continued (Unaudited)

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Equity securities generally are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Valuation Committee believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid price, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Valuation Committee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued pursuant to the Fair Value Pricing procedures. The Board maintains responsibility for fair value determinations under Rule 2a-5 of the 1940 Act and oversees the Valuation Committee.

Money market funds. Shares of money market funds are valued at the net asset value provided by the funds and are classified as level 1 of the fair value hierarchy.

It is incumbent upon the Valuation Committee to consider all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Valuation Committee would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2022:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$7,249,234	$0	$0	$7,249,234
Money Market Funds	206,165	0	0	206,165
Total	$7,455,399	$0	$0	$7,455,399

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any level 3 assets during the six month period ended July 31, 2022.

The Fund did not invest in any derivative instruments during the six month period ended July 31, 2022.

4.) INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS
The Trust, on behalf of the Fund, has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees, and, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. For its services, the Advisor receives an investment management fee equal to 0.85% of the average daily net assets of the Fund. For the six month period ended July 31, 2022, the Advisor earned management fees totaling $33,767, of which $5,073 was due to the Advisor at July 31, 2022. During the 2022 fiscal year, there was a change in control at the Advisor, and therefore an “assignment” under the 1940 Act of the Fund’s previous investment advisory agreement which resulted in its automatic termination. A new investment advisory agreement with substantially the same terms as the previous agreement was approved by the Trust’s Board of Trustees at a meeting held on August 27, 2021, and was approved by the Fund’s shareholders on November 10, 2021.

Under the terms of the Services Agreement between the Trust, on behalf of the Fund, and the Advisor (the “Services Agreement”), the Advisor renders administrative and supervisory services to the Fund, provides the services of a chief compliance officer and assumes and pays all ordinary expenses of the Fund, excluding management fees, any 12b-1 fees, brokerage fees and commis-

2022 Semi-Annual Report 11

Notes to Financial Statements - continued (Unaudited)

sions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of acquired funds, extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers. For its services, the Advisor receives service fees equal to an annual rate of 0.20% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive Services Agreement fees to the extent necessary to maintain total annual operating expenses of the Institutional Class Shares, excluding brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses at 0.85% of its average daily net assets through October 31, 2025. The Advisor may not terminate the fee waiver before October 31, 2025. There is no recoupment provision for the waiver.

For the six month period ended July 31, 2022, the Advisor earned service fees of $7,945, of which $0 was due to the Advisor at July 31, 2022. Service fees in the amount of $7,945 were waived with no recapture provision for the six month period ended July 31, 2022.

Certain officers and a shareholder of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management and services fees paid to the Advisor by the Fund.

The Trustees who are not interested persons of the Fund were each paid $2,000, for a total of $6,000, in Trustees’ fees plus any travel and related expenses for the six month period ended July 31, 2022, for their services to the Fund. The Advisor pays these fees pursuant to the Services Agreement.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates the Advisor for services rendered and expenses borne in connection with brokerage platform fees. This Distribution Plan provides that the Fund may pay the annual rate of up to 0.25% of the average daily net assets of the Fund’s Retail Class shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund’s shares. Effective May 15, 2020, Retail Class closed and its shares were exchanged for Institutional Class shares. Also as of June 1, 2013, the Fund does not currently pay or accrue any distribution fees; however, if the Fund resumes the offering of Retail Class, it reserves the right to pay or accrue such fees in the future upon notice to shareholders.

6.) PURCHASES AND SALES OF SECURITIES
For the six month period ended July 31, 2022, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $1,064,298 and $2,659,799, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund under Section 2(a)(9) of the 1940 Act. As of July 31, 2022, NFS, LLC, located in New York, New York, for the benefit of its clients, held, in aggregate, 64.63% of the Fund shares, and therefore may be deemed to control the Fund.

8.) TAX MATTERS
For federal income tax purposes, the cost of investments owned at July 31, 2022, was $6,118,574. At July 31, 2022, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$1,602,857	($266,032)	$1,336,825

The tax character of distributions from Institutional Class was as follows:

	Six Months Ended	Fiscal Year Ended
	July 31, 2022	January 31, 2022
Ordinary Income	$ –	$ 798,772
Long-Term Capital Gain	–	1,051,840
	$ –	$ 1,850,612

2022 Semi-Annual Report 12

Notes to Financial Statements - continued

9.) CONCENTRATION OF SECTOR RISK
If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of July 31, 2022, the Fund had 35.39% of the value of its net assets invested in stocks within the Industrials sector.

10.) COVID-19 RISKS
Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

11.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2022 Semi-Annual Report 13

Board of Trustees
Edward A. LaVarnway
John P. Mastriani
Hany A. Shawky

Investment Advisor and Administrator
Walthausen & Co., LLC

Legal Counsel
Thompson Hine LLP

Custodian
US Bank, N.A.

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Ultimus Fund Solutions, LLC

Sub-Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.

Distributor
Foreside Fund Services, LLC

This report is provided for the general information of the shareholders of the Walthausen
Focused Small Cap Value Fund. This report is not intended for distribution to prospec-
tive investors in the Fund, unless preceded or accompanied by an effective prospectus.

WALTHAUSEN FOCUSED SMALL CAP VALUE FUND
2691 Route 9, Suite 102
Malta, NY 12020

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WALTHAUSEN FUNDS

By: /s/Gerard S. E. Heffernan Gerard S. E. Heffernan President

Date: 9/29/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Gerard S. E. Heffernan Gerard S. E. Heffernan President

Date: 9/29/2022

By: /s/Stanley M. Westhoff Jr. Stanley M. Westhoff Jr. Chief Financial Officer

Date: 9/29/2022